Investments in Associates and Joint Ventures - Share of comprehensive income (loss) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in Associates and Joint Ventures
Share of income of associates and joint ventures, net	$ 581,023	$ 532,933	$ 1,913,273
Foreign currency translation adjustments, net	(2,941)	2,987	(9,587)
Other items of comprehensive loss, net	(233,218)	(50,300)	(50,753)
Total	(236,159)	(47,313)	(60,340)
Share of comprehensive income of associates and joint ventures	$ 344,864	$ 485,620	$ 1,852,933